Note F - Income Taxes (Detail) - Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current expense:
Federal	$ 11,542	$ 10,037	$ 6,369
Foreign	(324)	1,576	1,064
State and local	1,021	761	771
	12,239	12,374	8,204
Deferred expense (benefit):
Federal	2,109	1,429	4,138
Foreign	(189)	(101)	(42)
State and local	85	179	70
	2,193	1,608	4,166
Income tax expense	14,244	13,881	12,370
Total [Member]
Deferred expense (benefit):
	$ 2,005	$ 1,507	$ 4,166